UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-22548]

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(646) 265-2380
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

The Wall Street Fund
Schedule of Investments
September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace - 1.9%
United Technologies Corp.	23,200	$2,064,568

Biotechnology - 2.4%
Gilead Sciences, Inc.	27,000	2,651,130

Chemicals - 2.7%
Celanese Corp.	50,000	2,958,500

Containers & Packaging - 2.2%
WestRock Co.	46,000	2,366,240

Diversified - 2.4%
3M Co.	18,500	2,622,745

Drugs - 2.8%
Allergan PLC (a)(b)	11,000	2,989,910

Electrical Equipment - 2.4%
Roper Industries, Inc.	16,300	2,554,210

Energy Equipment & Services - 5.2%
Core Laboratories NV (b)	20,000	1,996,000
Noble Corp. (b)	108,000	1,178,280
Schlumberger Ltd. (b)	35,000	2,413,950
		5,588,230
Financial Services - 11.6%
American Express Co.	30,000	2,223,900
Apollo Global Management, LLC - Class A	115,000	1,975,700
East West Bancorp, Inc.	55,000	2,113,100
Mastercard, Inc.	34,300	3,091,116
The Blackstone Group LP	102,000	3,230,340
		12,634,156
Forest Products - 2.2%
Weyerhaeuser Co. - REIT	87,000	2,378,580

Health Care Services - 3.2%
UnitedHealth Group, Inc.	29,600	3,433,896

Industrial Equipment - 1.8%
Fastenal Co.	54,100	1,980,601

Insurance - 2.2%
ACE Ltd. (b)	22,700	2,347,180

Leisure - 3.7%
Las Vegas Sands Corp.	42,400	1,609,928
Polaris Industries, Inc.	20,000	2,397,400
		4,007,328
Media - 4.3%
AMC Networks, Inc. - Class A (a)	28,000	2,048,760
Walt Disney Co.	25,750	2,631,650
		4,680,410
Office Equipment - 5.3%
Apple, Inc.	24,500	2,702,350
Western Digital Corp.	39,000	3,098,160
		5,800,510
Property Management - 2.9%
CBRE Group, Inc. - Class A (a)	99,000	3,168,000

Retail - 3.0%
TJX Companies, Inc.	46,000	3,285,320

Semiconductors - 4.7%
NXP Semiconductors NV (a)(b)	39,000	3,395,730
Texas Instruments, Inc.	34,000	1,683,680
		5,079,410
Services - 5.0%
Accenture PLC - Class A (b)	19,000	1,866,940
Google, Inc. - Class A (a)	2,700	1,723,599
Google, Inc. - Class C (a)	3,007	1,829,519
		5,420,058
Software - 4.9%
Ansys, Inc. (a)	29,600	2,608,944
Microsoft Corp.	62,000	2,744,120
		5,353,064
Specialty Retail - 16.7%
AutoNation, Inc. (a)	47,000	2,734,460
AutoZone, Inc. (a)	5,200	3,763,916
Dorman Products, Inc. (a)	32,000	1,628,480
Five Below, Inc. (a)	47,000	1,578,260
Home Depot, Inc.	29,000	3,349,210
Nike, Inc. - Class B	23,700	2,914,389
Ralph Lauren Corp.	18,200	2,150,512
		18,119,227
Telecommunications - 2.4%
American Tower Corp. - REIT	30,000	2,639,400

Transportation - 2.2%
Union Pacific Corp.	27,000	2,387,070

TOTAL COMMON STOCKS (Cost $83,819,323)		$106,509,743

SHORT TERM INVESTMENT - 2.3%
Money Market Fund - 2.3%
First American Prime Obligations Fund, Class Z, 0.052% (c)	2,495,464	2,495,464
TOTAL SHORT TERM INVESTMENT (Cost $2,495,464)		$2,495,464

Total Investments (Cost $86,314,787) - 100.4%		$109,005,207
Liabilities in Excess of Other Assets - (0.4)%		(409,038)
TOTAL NET ASSETS - 100.0%		$108,596,169

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2015.

REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$106,509,743	$–	$–	$106,509,743
Short-Term Investment	2,495,464	–	–	2,495,464
Total Investments	$109,005,207	$–	$–	$109,005,207

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows:

The Wall Street Fund

Cost of investments	$86,314,787

Gross unrealized appreciation	28,385,365
Gross unrealized depreciation	(5,694,945)
Net unrealized appreciation	$22,690,420

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Wall Street EWM Funds Trust

By (Signature and Title) /s/ Frederick Taylor
                                    Frederick Taylor, President

Date  November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick Taylor
                                      Frederick Taylor, President

Date  November 24, 2015

By (Signature and Title)* /s/ John J. Rendinaro
                                     John J. Rendinaro, Treasurer

Date  November 24, 2015

* Print the name and title of each signing officer under his or her signature.